SEGMENT REPORTING - Schedule of Segment Reporting Information by Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								6 Months Ended		12 Months Ended
	Dec. 25, 2012	Sep. 04, 2012	Jun. 12, 2012	Mar. 20, 2012	Dec. 27, 2011	Sep. 06, 2011	Jun. 14, 2011	Mar. 22, 2011	Jun. 11, 2013	Jun. 12, 2012	Dec. 25, 2012	Dec. 27, 2011	Dec. 28, 2010
Segment Reporting Information [Line Items]
Revenues	$ 80,869	$ 47,887	$ 50,736	$ 52,943	$ 71,880	$ 41,273	$ 42,851	$ 42,621	$ 120,162	$ 103,678	$ 232,435	$ 198,625	$ 162,855
Restaurant-level EBITDA									27,919	25,931	56,517	47,325	38,713
Capital expenditures									10,230	12,429	33,635	20,063	5,550
Property and equipment	139,804		121,266		106,236				150,014	121,266	139,804	106,236	91,234
Del Frisco's [Member]
Segment Reporting Information [Line Items]
Revenues									64,900	56,100	124,692	111,387	88,292
Restaurant-level EBITDA									18,334	16,090	35,993	31,277	25,318
Capital expenditures									1,420	1,341	13,922	6,777	718
Property and equipment	70,342		57,760		56,419				71,762	57,760	70,342	56,419	54,655
Sullivan's [Member]
Segment Reporting Information [Line Items]
Revenues									38,084	39,294	83,767	82,777	74,563
Restaurant-level EBITDA									6,213	7,803	15,721	15,611	13,395
Capital expenditures									951	2,303	3,521	2,924	4,572
Property and equipment	42,217		43,689		38,776				43,168	43,689	42,217	38,776	35,900
Grille [Member]
Segment Reporting Information [Line Items]
Revenues											23,976	4,461
Restaurant-level EBITDA											4,803	437
Capital expenditures											15,857	9,928	43
Property and equipment	25,828				9,972						25,828	9,972	43
Corporate [Member]
Segment Reporting Information [Line Items]
Capital expenditures									47	144	335	434	217
Property and equipment	1,417		1,204		1,069				1,445	1,204	1,417	1,069	636
Other [Member]
Segment Reporting Information [Line Items]
Revenues									17,178	8,284
Restaurant-level EBITDA									3,372	2,038
Capital expenditures									7,812	8,641
Property and equipment			$ 18,613						$ 33,639	$ 18,613